Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment	$ 97.1	$ 65.9	$ 42.4
Amortization of Certain Securitized Assets	0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities	0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization	$ 97.1	$ 65.9	$ 42.4
Revenues [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk	80.00%	77.00%	73.00%
Accounts Receivable [Member]
Risks and Uncertainties [Abstract]
Percentage of Significant Customers Concentration Risk	82.00%	86.00%	77.00%